UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II - Arizona Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 98.4%
Arizona - 79.5%
Arizona Cap Fac Fin Corp. (Ariz St Univ)
Series 00
6.25%, 9/01/32	$2,000	$1,849,740
Arizona COP
FSA Series A
5.00%, 9/01/24	6,000	6,328,140
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,027,850
Arizona Hlth Fac Auth
Series 02A
6.00%, 2/15/32 (Prerefunded/ETM)	5,700	6,343,758
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	784,268
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009 D
5.00%, 7/01/28	1,000	983,410
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.25%, 2/01/42 (a)	1,150	1,024,455
Arizona School Fac Brd COP
Series 01
5.00%, 7/01/19 (Prerefunded/ETM)	5,730	6,113,051
Arizona St Univ (Arizona State Univ COP Rsch Infra)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,066,780
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	1,500	1,307,715
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
NPFGC Series 03A
5.00%, 7/01/25	2,400	2,399,976
Arizona Trnsp Brd Highway
5.00%, 7/01/20	5,000	5,465,150
Series 04B
5.00%, 7/01/24	4,300	4,565,611
Arizona Wtr Infra Fin Auth (Arizona SRF)
Series 06A
5.00%, 10/01/24	4,000	4,389,800
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	405	306,484

Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,220	1,227,942
Estrella Mtn CFD AZ Golf Vlg
Series 01A
7.875%, 7/01/25	2,664	2,712,671
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	2,500	2,472,400
Glendale AZ IDA
Series 01A
5.875%, 5/15/31 (Prerefunded/ETM)	3,770	4,082,458
Glendale AZ IDA (John C Lincoln Hlth Ctr)
Series 05B
5.25%, 12/01/22	1,000	959,220
Goodyear AZ CFD #1 (Goodyear AZ CFD #1 Palm Valley)
Series 96C
7.25%, 7/01/16	1,087	1,091,989
Goodyear AZ IDA (Litchfield Park Svc Company)
Series 99
5.95%, 10/01/23	3,160	2,683,883
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,661,328
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,531,464
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	600	579,996
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	2,090	2,080,553
Maricopa Cnty AZ IDA SFMR
Series 01
5.63%, 3/01/33	385	386,590
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,149,772
Mesa AZ IDA
NPFGC Series 99A
5.75%, 1/01/25 (Prerefunded/ETM)	7,000	7,070,000
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,366,980
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	974,990
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac)
AMBAC Series 04
5.125%, 9/01/21 - 9/01/24	7,140	7,421,706
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,257,643
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	5,804,535
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall)
AMBAC Series 05
5.00%, 9/15/25	5,935	5,963,726

Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,302,540
Pima Cnty AZ IDA MFHR
Series 99
7.00%, 12/20/31 (Prerefunded/ETM)	1,290	1,467,465
Pinal Cnty AZ COP
AMBAC Series 01
5.125%, 6/01/21	1,000	1,017,000
Series 04
5.00%, 12/01/24	3,780	3,804,305
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,274,714
Queen Creek AZ ID #1
5.00%, 1/01/26	600	554,538
Salt River Proj Agric Impt & Pwr Dist AZ
Series A
5.00%, 1/01/29	3,400	3,659,828
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22 - 12/01/23	1,165	1,129,207
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	500	469,710
Show Low AZ ID
ACA Series 00
6.00%, 1/01/18	955	935,470
Show Low AZ IDA (Navapache Reg Medical Ctr)
RADIAN Series 05
5.00%, 12/01/25	1,415	1,316,445
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,650	1,506,219
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	1,399	1,322,251
Tempe AZ Excise Tax
5.00%, 7/01/24	1,035	1,103,900
Tolleson AZ IDA MFHR (Copper Cove Apts)
Series 01A
5.50%, 11/20/41	5,825	5,855,640
Tucson & Pima Cnty AZ IDA SFMR
Series 01A-1
6.35%, 1/01/34	440	444,127
Series 02A
5.50%, 1/01/35	280	288,140
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,150,408
Tucson AZ COP
NPFGC Series 04A
5.00%, 7/01/23 - 7/01/24	6,100	6,269,761
Tucson AZ IDA (Univ of Az/Marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	968,470
Univ Medicine & Dentistry NJ (University Med Ctr Corp. AZ)
5.00%, 7/01/35	3,500	3,195,535

Univ of Arizona COP
AMBAC
5.00%, 6/01/12	3,040	3,266,206
5.25%, 6/01/14 - 6/01/15	5,000	5,508,430
Yavapai Cnty AZ IDA (Yavapai Regional Med Ctr)
RADIAN Series 03A
5.25%, 8/01/21	4,000	3,885,080

		164,131,423

California - 1.9%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	800	856,112
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,259,992
Series A
5.375%, 8/15/20	740	755,029

		3,871,133

District Of Columbia - 1.1%
District of Columbia Tax Incr
5.25%, 12/01/26	2,040	2,287,513

Florida - 0.6%
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	955	972,744
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	465	148,758
Series 02B
6.625%, 5/01/33 (b)(c)	200	63,990

		1,185,492

Puerto Rico - 14.5%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	6,000	5,963,100
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20 - 7/01/22	6,400	6,477,334
Puerto Rico GO
5.25%, 7/01/23	575	565,190
FGIC Series 02A
5.00%, 7/01/32 (Prerefunded/ETM)	2,500	2,761,875
Series 01A
5.50%, 7/01/19	500	513,000
Series 03A
5.25%, 7/01/23	500	496,185
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	510,990
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Prerefunded/ETM)	3,015	3,424,588
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,941,832
5.125%, 12/01/27	385	387,853
Puerto Rico Hwy & Trnsp Auth
FSA
5.00%, 7/01/32	2,015	2,017,781
5.00%, 7/01/32 (Prerefunded/ETM)	1,385	1,530,079

Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,539,240
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,843,610

		29,972,657

Texas - 0.8%
Texas Turnpike Auth (Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,714,808

Total Investments - 98.4% (cost $201,238,248) (d)		203,163,026

Other assets less liabilities - 1.6%		3,245,978

Net Assets - 100.0%		$206,409,004

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$77,204
Merrill Lynch	1,000	8/09/26	4.063%		SIFMA	*	(85,146)

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,079,204 and gross unrealized depreciation of investments was $(4,154,426), resulting in net unrealized appreciation of $1,924,778.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2009, the Portfolio held 43.7% of net assets in insured bonds (of this amount 12.6% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds). 20.5% of the Portfolio’s insured bonds were insured by AMBAC.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II - Arizona Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$203,163,026	$—	$203,163,026

Total Investments in Securities	—	203,163,026	—	203,163,026
Other Financial Instruments*:
Assets	—	77,204	—	77,204
Liabilities	—	(85,146)	—	(85,146)

Total	$—	$203,155,084	$—	$203,155,084

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II - Massachusetts Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 88.9%
Massachusetts - 66.3%
Boston MA Wtr & Swr Comm
5.00%, 11/01/26	$2,000	$2,199,960
Fall River MA GO
FSA
5.00%, 7/15/28	5,085	5,495,003
Massachusetts Bay Trnsp Auth
Series 04A
5.25%, 7/01/21 (Prerefunded/ETM)	2,000	2,333,680
Massachusetts Dev Fin Agy
Series 99B
6.75%, 7/01/30 (Prerefunded/ETM)	3,350	3,383,500
Massachusetts Dev Fin Agy (Boston Architectural College)
ACA
5.00%, 1/01/27	1,750	1,283,782
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,337,818
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26 - 10/01/27	3,300	3,498,490
Massachusetts Dev Fin Agy (MA Biomedical Research Corp.)
Series 00C
6.25%, 8/01/20	3,000	3,073,200
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
Series 05D
5.00%, 7/01/24	3,500	3,693,795
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21 - 9/01/22	6,000	6,754,890
Massachusetts Ed Fin Auth (Massachusetts Student Ln Prog)
NPFGC Series 00G
6.00%, 12/01/16	740	749,672
Massachusetts GO
5.00%, 5/15/25	2,550	2,776,389
AMBAC
5.00%, 5/01/23	2,635	2,789,754
FSA Series 05A
5.00%, 3/01/17	5,000	5,534,350
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	3,075	3,427,364
Series 2008A
5.00%, 9/01/28	2,800	3,028,508

Massachusetts HFA MFHR (Massachusetts HFA)
AMBAC Series 95E
6.00%, 7/01/41	4,125	4,142,119
NPFGC Series 00H
6.65%, 7/01/41	4,615	4,638,029
Massachusetts Hlth & Ed Facs Auth
5.75%, 7/01/32 (Prerefunded/ETM)	3,835	4,168,990
6.00%, 7/01/31 (Prerefunded/ETM)	545	606,787
FGIC
5.00%, 5/15/25 (Prerefunded/ETM)	80	87,360
NPFGC Series 02C
5.25%, 10/01/31 (Prerefunded/ETM)	6,440	7,110,468
Series 00E
6.75%, 7/01/30 (Prerefunded/ETM)	4,245	4,420,064
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	3,953,400
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,134,340
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
5.375%, 7/01/25	1,000	996,350
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys)
6.00%, 7/01/31	1,955	1,986,045
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,297,360
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	7,565,740
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,108,602
Massachusetts Hlth & Ed Facs Auth (New England Medical Ctr Hosp)
FGIC
5.00%, 5/15/25	1,920	1,626,086
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,051,440
5.25%, 7/01/29 (a)	2,500	2,577,225
5.75%, 7/01/32	165	169,069
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
6.00%, 7/01/24	2,000	2,070,140
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,027,263
5.375%, 6/01/27	3,060	3,287,572
Massachusetts Ind Fin Agy (Heights Crossing Proj)
Series 95
6.15%, 2/01/35	5,900	5,899,941
Massachusetts Port Auth (US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	1,577,600
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
NPFGC Series 05A
5.00%, 8/15/19	7,000	7,672,070

Massachusetts Spl Obl (Massachusetts Fed Hwy Grant)
FSA Series 05A
5.00%, 6/01/23	1,500	1,612,125
Massachusetts Wtr Poll Abatmnt
5.00%, 8/01/20 - 8/01/24	3,125	3,471,264
5.00%, 8/01/24 (Prerefunded/ETM)	4,875	5,649,150
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/25	3,000	3,350,250
Springfield MA GO
FSA
5.00%, 8/01/19	3,000	3,260,010
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
5.00%, 5/01/26 - 5/01/27	6,000	6,270,355

		151,147,369

Arizona - 1.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	345	261,079
Goodyear AZ IDA (Litchfield Park Svc Company)
Series 01
6.75%, 10/01/31	1,160	1,104,134
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,154,768

		2,519,981

California - 2.3%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	795	850,761
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	360	365,648
6.25%, 8/15/28	1,055	1,106,400
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	3,027,164

		5,349,973

Colorado - 0.1%
Murphy Creek Met Dist Co.
Series 06
6.00%, 12/01/26	500	283,350

District Of Columbia - 1.8%
District of Columbia Tax Incr
5.25%, 12/01/26	3,575	4,008,755

Florida - 0.8%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,750	1,647,853
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	365	116,767
Series 02B
6.625%, 5/01/33 (b)(c)	155	49,592

		1,814,212

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	434,995

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	269,760
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	390	321,169

		590,929

Nevada - 0.7%
Clark Cnty NV SID No.142 (Clark Cnty NV SID No.142 Mtns Edg)
Series 03
6.10%, 8/01/18	955	920,448
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	650,913

		1,571,361

New York - 1.7%
New York NY GO
Series 06
5.00%, 6/01/22	1,085	1,145,717
Series 2007
5.00%, 1/01/23	2,600	2,745,730

		3,891,447

Ohio - 1.7%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,774,162

Pennsylvania - 0.1%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	350	311,514

Puerto Rico - 9.1%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	877,302
Series 08WW
5.375%, 7/01/23	2,065	2,128,086
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	3,200	3,582,048
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	513,000
Series 06A
5.25%, 7/01/22	500	493,245
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	510,990
Puerto Rico HFA MFHR
5.00%, 12/01/20	695	714,794
5.00%, 12/01/20 (Prerefunded/ETM)	1,045	1,186,963
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	465	468,446
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	4,225	4,433,081
FGIC Series 03G
5.25%, 7/01/14	4,410	4,576,081

Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series 05A
5.25%, 8/01/23	275	270,278
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,009,850

		20,764,164

Texas - 2.1%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,990	3,122,846
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	1,490	1,603,627

		4,726,473

Washington - 0.6%
Washington St GO
FSA
5.00%, 7/01/28	1,245	1,318,978

Total Long-Term Municipal Bonds (cost $196,490,658)		202,507,663

Short-Term Municipal Notes - 9.7%
Massachusetts -9.7%
Massachusetts Dev Fin Agy (Boston University)
0.23%, 10/01/42 (d)	2,700	2,700,000
Massachusetts Dev Fin Agy (Holy Cross College)
0.22%, 9/01/37 (d)	3,900	3,900,000
Massachusetts GO
Series 00A
0.30%, 12/01/30 (d)	4,700	4,700,000
Series 00B
0.22%, 12/01/30 (d)	1,200	1,200,000
Massachusetts Hlth & Ed Facs Auth (Baystate Med Ctr)
0.20%, 7/01/44 (d)	3,800	3,800,000
Massachusetts Hlth & Ed Facs Auth (Massachusetts Hlth Cap Asset)
Series E
0.22%, 1/01/35 (d)	3,200	3,200,000
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
Series 2008
0.23%, 10/01/35 (d)	2,400	2,400,000
Massachusetts Hlth & Ed Facs Auth (Wellesley College)
Series 99G
0.18%, 7/01/39 (d)	200	200,000

Total Short-Term Municipal Notes (cost $22,100,000)		22,100,000

Total Investments - 98.6%
(cost $218,590,658) (e)		224,607,663
Other assets less liabilities - 1.4%		3,174,029

Net Assets - 100.0%		$227,781,692

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/01/17	SIFMA	*	3.792%	$590,112
Merrill Lynch	5,100	10/01/16	SIFMA	*	4.147%	529,193

(a)	When-Issued or delayed delivery security.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,126,354 and gross unrealized depreciation of investments was $(3,109,349), resulting in net unrealized appreciation of $6,017,005.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2009, the Portfolio held 30.0% of net assets in insured bonds (of this amount 15.8% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II - Massachusetts Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$202,507,663	$—	$202,507,663
Short-Term Municipal Notes	—	22,100,000	—	22,100,000

Total Investments in Securities	—	224,607,663	—	224,607,663

Other Financial Instruments*:
Assets	—	1,119,305	—	1,119,305
Liabilities	—	—	—	—

Total	$—	$225,726,968	$—	$225,726,968

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II - Michigan Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.9%
Long-Term Municipal Bonds - 99.9%
Michigan - 65.8%
Allen Park MI Pub SD GO
Series 03
5.00%, 5/01/16 - 5/01/22 (Prerefunded/ETM)	$8,630	$9,690,886
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/28 (Prerefunded/ETM)	1,835	2,066,981
Detroit MI GO
AMBAC Series 04A-1
5.25%, 4/01/22	1,330	1,067,312
Detroit MI SD GO
FSA Series 01A
5.125%, 5/01/31 (Prerefunded/ETM)	2,900	3,184,809
Detroit MI Wtr Supply Sys
FGIC Series 01B
5.50%, 7/01/33 (Prerefunded/ETM)	3,550	3,834,958
FSA Series 2006A
5.00%, 7/01/24	1,885	1,926,866
Dexter Cmnty Sch MI GO
FSA
5.00%, 5/01/25	4,500	4,743,855
Genesee Cnty MI Wtr Supply GO
AMBAC Series 04
5.00%, 11/01/26	3,000	3,065,460
Kalamazoo MI Fin Auth
FGIC Series 94A
9.718%, 6/01/11 (Prerefunded/ETM) (a)(b)	560	562,229
Kent MI Hosp Fin Auth (Kent Metropolitan Hospital)
Series 05A
5.75%, 7/01/25	210	178,542
Lansing MI Brd Wtr & Lt (Lansing MI Brd Wtr & Lt MI)
FSA Series 03A
5.00%, 7/01/25	2,200	2,288,352
Michigan HDA MFHR (Arbor Pointe Apts)
Series 99
5.40%, 6/20/40	1,810	1,819,484

Michigan HDA MFHR
(Danbury Manor Apts)
Series 02A
5.30%, 6/01/35 (a)	2,490	2,523,067
Michigan HDA MFHR (Michigan HDA)
AMBAC Series 97A
6.10%, 10/01/33	1,795	1,795,341
Series 02A
5.50%, 10/20/43	1,950	1,957,196
Michigan Hgr Ed Fac Auth (Hope College)
Series 02A
5.90%, 4/01/32	1,465	1,471,827
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog)
AMBAC Series 17G
5.20%, 9/01/20	3,500	3,488,415
Michigan Highway Fed Grant
FSA
5.25%, 9/15/26	3,500	3,699,150
Michigan Hosp Fin Auth
5.00%, 5/15/25 (Prerefunded/ETM)	415	475,453
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr)
Series 02A
5.625%, 3/01/27	1,250	1,217,062
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 00A
6.00%, 12/01/27	1,485	1,515,903
Michigan Strategic Fund (Detroit Edison Company)
XLCA Series 02C
5.45%, 12/15/32	3,000	2,753,820
Michigan Strategic Fund (Friendship Associates)
Series 02 A
5.20%, 12/20/22	3,000	3,116,970
Michigan Trunk Line Spl Tax
FSA Series 01A
5.25%, 11/01/30 (Prerefunded/ETM)	3,000	3,246,900
North Muskegon SD MI GO
Series 03
5.25%, 5/01/28 (Prerefunded/ETM)	1,500	1,701,810
Olivet Comnty Schs MI GO
Series 02
5.125%, 5/01/28 (Prerefunded/ETM)	1,065	1,189,658
Ovid Elsie Area Schools MI GO
Series 02
5.00%, 5/01/25 (Prerefunded/ETM)	2,650	2,950,987
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	911,306

Saginaw MI Hosp Fin Auth
(Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	870	877,064
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,552,725

		72,874,388

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	215	162,701

California - 1.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	430	460,160
California Hlth Fac Fin Auth (Sutter Health)
Series 00A
6.25%, 8/15/35	1,100	1,117,677

		1,577,837

District Of Columbia - 2.3%
District of Columbia Tax Incr
5.25%, 12/01/26	2,230	2,500,566

Florida - 3.0%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,835	1,727,891
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	945	962,558
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	245	78,378
Series 02B
6.625%, 5/01/33 (c)(d)	105	33,595
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	730	560,516

		3,362,938

Illinois - 0.6%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest)
Series 03
6.625%, 3/01/33	500	387,140
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	390	321,169

		708,309

Nevada - 0.6%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	650,913

New York - 2.3%
New York NY GO
Series 06
5.00%, 6/01/22	680	718,053
Series 2007
5.00%, 1/01/23	1,700	1,795,285

		2,513,338

Ohio - 2.0%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,242,618

Puerto Rico - 21.7%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,032,120
Series 08WW
5.375%, 7/01/23	1,120	1,154,216
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	2,500	2,798,475
Puerto Rico GO
5.50%, 8/01/28	3,000	3,145,440
Series 01A
5.50%, 7/01/19	500	513,000
Series 06A
5.25%, 7/01/22	500	493,245
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Prerefunded/ETM)	1,945	2,209,228
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,271,874
5.125%, 12/01/27	145	146,075
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01B
5.50%, 12/01/23	1,975	1,995,283
Series 01C
5.30%, 12/01/28	1,760	1,763,133
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,078,480
Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series 05A
5.25%, 8/01/23	275	270,278
Puerto Rico Pub Fin Corp
NPFGC Series 01A
5.00%, 8/01/31 (Prerefunded/ETM)	2,875	3,061,530

Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,145	1,128,077

		24,060,454

Total Investments - 99.9%
(cost $107,262,212) (e)		110,654,062
Other assets less liabilities - 0.1%		84,911

Net Assets - 100.0%		$110,738,973

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/01/16	SIFMA	*	4.1475%	$643,332

(a)	Variable rate coupon, rate shown as of December 31, 2009.
(b)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,964,022 and gross unrealized depreciation of investments was $(1,572,172), resulting in net unrealized appreciation of $3,391,850.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2009, the Portfolio held 41.3% of net assets in insured bonds (of this amount 36.5% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II - Michigan Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$110,654,062	$—	$110,654,062

Total Investments in Securities	—	110,654,062	—	110,654,062
Other Financial Instruments*:
Assets	—	643,332	—	643,332
Liabilities	—	—	—	—

Total	$—	$111,297,394	$—	$111,297,394

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II - Minnesota Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 94.0%
Minnesota - 94.0%
Bemidji MN Hlth Care Fac (North Country Hlth Svc)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,347,165
Brooklyn Park MN EDA MFHR (Brooks Landing Apts)
Series 99A
5.50%, 7/01/19	1,355	1,347,276
Cass Lake MN ISD #115 GO
NPFGC-RE
5.00%, 2/01/26	1,760	1,828,358
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,050,360
Duluth MN ISD #709 COP
Series 2009B
5.00%, 3/01/29	2,625	2,724,409
Farmington MN ISD #192 GO (Farmington MN ISD)
FSA Series 05B
5.00%, 2/01/24	3,875	4,165,121
Golden Valley MN Hlth Fac (Covenant Retirement Cmntys)
Series 99A
5.50%, 12/01/29	500	433,550
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/23	3,475	3,805,855
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	650,741
Metropolitan Council MN GO
5.00%, 3/01/22	5,000	5,484,200
Minneapolis MN CDA
Series 01G-3
5.45%, 12/01/31 (Prerefunded/ETM)	1,500	1,636,230
Minneapolis MN GO
NPFGC Series 02
5.25%, 12/01/26	2,000	2,119,000
Minneapolis MN Hlth Care Sys (Fairview Health Svc)
AMBAC Series 05D
5.00%, 11/15/30	1,000	964,790
Minneapolis MN Hlth Care Sys (Nicollet Health)
Series 2009
5.50%, 7/01/29	1,150	1,119,847
Minneapolis MN MFHR (Bottineau Commons Apts)
Series 02
5.45%, 4/20/43	2,000	2,001,940
Minneapolis MN MFHR (Sumner Field Apts)
Series 02
5.60%, 11/20/43	2,505	2,518,001

Minneapolis-St Paul MN Intl Arpt
NPFGC Series 03A
5.00%, 1/01/28	1,500	1,518,225
NPFGC-RE Series 00B
6.00%, 1/01/21	3,455	3,489,550
Minneapolis-St Paul MN Metro Arpt Commn
Series 2009A
5.00%, 1/01/21	1,000	1,077,200
Minnesota 911 Spl Fee
Series 2009
5.00%, 6/01/21	1,970	2,208,311
Minnesota Agr & Econ Dev Brd
NPFGC Series 99
5.125%, 2/15/29 (Prerefunded/ETM)	4,000	4,059,480
Series 00A
6.375%, 11/15/29 (Prerefunded/ETM)	1,700	1,804,958
Minnesota Agr & Econ Dev Brd (Evangelical Lutheran Good Sam)
Series 02
6.00%, 2/01/22 - 2/01/27	2,880	2,934,455
Minnesota Agr & Econ Dev Brd (MN Small Business Loan Prog)
Series 00D
7.25%, 8/01/20	900	900,378
Minnesota GO
5.00%, 8/01/19 - 6/01/21	4,000	4,551,580
Minnesota HFA SFMR (Minnesota HFA)
Series 96F
6.30%, 1/01/28	305	306,409
Series 96G
6.25%, 7/01/26	375	376,912
Series 98H
6.05%, 7/01/31	1,255	1,287,153
Minnesota Hgr Ed Fac Auth
Series 00-5D
6.75%, 5/01/26 (Prerefunded/ETM)	1,000	1,019,550
Series 2009
5.00%, 10/01/29	1,000	1,023,940
Minnesota Hgr Ed Fac Auth (Hamline Univ)
Series 99-5B
6.00%, 10/01/29	1,250	1,188,887
Minnesota Hgr Ed Fac Auth (St. Catherine College)
5.375%, 10/01/32	1,000	918,260
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,032,670
5.25%, 10/01/34	1,000	1,021,330
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,193,500
Series 04A
5.25%, 10/01/24	500	521,650

Minnesota Pub Fac Auth (Minnesota SRF)
Series 2007 A
5.00%, 3/01/20	4,900	5,469,674
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,621,069
No St Paul Maplewd MN ISD #622
FSA
5.00%, 8/01/20	3,425	3,805,346
Prior Lake MN ISD #719 GO
FSA Series 05B
5.00%, 2/01/23	3,350	3,599,207
Shakopee MN Hlthcare Fac (St. Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	584,808
Shoreview MN MFHR (Lexington Apts)
Series 01A
5.55%, 8/20/42	1,445	1,449,191
St Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,199,916
St. Cloud MN Hosp
FSA Series 00A
5.875%, 5/01/30	3,750	3,811,388
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
FSA Series 02A
5.35%, 8/01/29	3,075	3,133,302
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	500	460,135
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg)
Series 02
5.25%, 12/01/27	1,725	1,797,881
Series 03
5.00%, 12/01/23	1,000	1,050,140
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20 - 10/01/25	2,750	2,959,758
Waconia MN Hlth Fac
RADIAN Series 99A
6.125%, 1/01/29 (Prerefunded/ETM)	3,415	3,415,000
Western MN Mun Pwr Agy
FSA
5.00%, 1/01/17	700	761,859
NPFGC Series 03A
5.00%, 1/01/26 - 1/01/30	3,100	3,145,495
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	1,003,690
Willmar MN GO
FSA Series 02
5.00%, 2/01/32	2,000	2,045,560

Total Long-Term Municipal Bonds (cost $106,514,835)		108,944,660

Short-Term Municipal Notes - 4.2%
Minnesota - 4.2%
Mankato MN GO
Series 1997
0.25%, 5/01/27 (a)	600	600,000
Minneapolis MN MFHR
0.32%, 11/01/31 (a)	1,105	1,105,000
Minneapolis MN MFHR (St. Hedwig’s Assisted Living Proj)
0.32%, 12/01/27 (a)	1,295	1,295,000
Robbinsdale MN GO
0.18%, 5/01/33 (a)	500	500,000
Robbinsdale MN Hlth Care Fac (North Memorial Healthcare)
Series 2009a3
0.17%, 5/01/33 (a)	1,400	1,400,000

Total Short-Term Municipal Notes (cost $4,900,000)		4,900,000

Total Investments - 98.2% (cost $111,414,835) (b)		113,844,660
Other assets less liabilities - 1.8%		2,064,963

Net Assets - 100.0%		$115,909,623

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/01/16	SIFMA	*	4.071%	$334,886

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,134,742 and gross unrealized depreciation of investments was $(704,917), resulting in net unrealized appreciation of $2,429,825.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2009, the Portfolio held 37.3% of net assets in insured bonds (of this amount 17.3% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund

AllianceBernstein Municipal Income Fund II - Minnesota Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$108,944,660	$—	$108,944,660
Short-Term Municipal Notes	—	4,900,000	—	4,900,000

Total Investments in Securities	—	113,844,660	—	113,844,660
Other Financial Instruments*:
Assets	—	334,886	—	334,886
Liabilities	—	—	—	—

Total	$—	$114,179,546	$—	$114,179,546

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II - New Jersey Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 93.4%
New Jersey - 73.9%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
5.00%, 12/15/17	$3,755	$4,316,448
Bergen Cnty NJ Impt Auth (Wyckoff Twn NJ Brd Ed GO)
Series 05
5.00%, 4/01/25	1,555	1,660,258
Higher Ed Student Assist NJ
NPFGC Series 00A
6.15%, 6/01/19	705	711,535
Hoboken NJ Parking Auth
AMBAC Series 01A
5.30%, 5/01/27 (Prerefunded/ETM)	3,700	3,994,890
Lafayette Yard NJ CDC
NPFGC Series 00
5.80%, 4/01/35 (Prerefunded/ETM)	2,100	2,148,426
Landis NJ Swr Auth
NPFGC-RE Series 93
9.832%, 9/19/19 (a)(b)	2,700	3,087,936
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	758,100
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	1,790	1,745,214
New Jersey Ed Fac Auth
5.00%, 7/01/23 (Prerefunded/ETM)	280	325,651
AMBAC Series 01D
5.00%, 7/01/31 (Prerefunded/ETM)	1,000	1,063,000
AMBAC Series 02A
5.125%, 9/01/22 (Prerefunded/ETM)	2,500	2,780,425
FGIC Series 04E
5.00%, 7/01/28 (Prerefunded/ETM)	1,000	1,148,950
New Jersey Ed Fac Auth (Princeton Univ)
5.00%, 7/01/23	3,200	3,480,992
New Jersey Ed Fac Auth (Richard Stockton College)
5.50%, 7/01/23	3,500	3,856,090
New Jersey EDA
Series 04-I
5.25%, 9/01/24 (Prerefunded/ETM)	2,510	2,943,778
New Jersey EDA (Hackensack Water Company)
NPFGC Series 94B
5.90%, 3/01/24	4,000	3,999,520
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	4,500	4,011,075
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,008,880
Series 02
5.25%, 6/01/24	540	551,162
New Jersey EDA (New Jersey American Water Co.)
FGIC
6.875%, 11/01/34	5,000	5,007,300
New Jersey EDA (New Jersey Lease Liberty St Pk)
Series A
5.00%, 3/01/24	1,500	1,529,175

New Jersey EDA
(New Jersey Lease Sch Fac)
FSA
5.00%, 9/01/22	3,540	3,725,885
Series 05
5.25%, 3/01/25	3,300	3,485,460
New Jersey EDA (NUI Corporation)
ACA Series 98A
5.25%, 11/01/33	2,200	1,976,678
New Jersey EDA (Public Service Elec & Gas)
NPFGC Series 94A
6.40%, 5/01/32	5,000	5,019,350
New Jersey Hlth Care Fac Fin Auth
5.75%, 7/01/25 (Prerefunded/ETM)	900	1,007,307
RADIAN Series 04A
5.25%, 7/01/23 (Prerefunded/ETM)	2,085	2,404,088
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 08
5.125%, 7/01/22	1,000	1,049,430
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr)
5.75%, 7/01/25	975	1,000,360
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital)
RADIAN Series 02
5.125%, 7/01/32	5,250	4,064,550
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,052,123
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys)
Series 01
5.625%, 7/01/31	2,700	2,703,969
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
FSA Series 01
5.00%, 7/01/26	1,500	1,514,085
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr of New York)
ACA Series 99
5.25%, 7/01/28	1,000	735,320
New Jersey Hlth Care Fac Fin Auth (Robert Wood Johnson Univ Hosp)
Series 00
5.75%, 7/01/31	3,350	3,358,844
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp)
RADIAN Series 01
5.125%, 7/01/31	4,500	3,853,755
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy)
FSA Series 00A1
6.35%, 11/01/31	2,000	2,002,180
New Jersey Trnsp Trust Fund
Series 03C
5.50%, 6/15/24 (Prerefunded/ETM)	3,750	4,311,225
New Jersey Trnsp Trust Fund (New Jersey Transn Grant Antic)
NPFGC-RE Series 06A
5.00%, 6/15/18	3,400	3,647,180
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,327,650
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/21 - 1/01/22 (Prerefunded/ETM)	3,580	4,129,100
North Hudson Swr Auth NJ
NPFGC Series 01A
Zero Coupon, 8/01/24	12,340	5,807,945
Port Authority of NY & NJ
NPFGC-RE Series 02
5.25%, 5/15/37	2,500	2,450,050
Port Authority of NY & NJ (JFK Airport Intl Arrival Term)
NPFGC Series 97-6
5.75%, 12/01/22	7,675	7,677,917

Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,070,670
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas)
Series 01A
5.75%, 4/01/31	1,500	1,460,415
South Jersey Port Corp. NJ
5.20%, 1/01/23	1,000	997,470
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 03A
5.25%, 8/15/23	2,885	2,973,627

		128,935,438

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	310	234,592

California - 0.9%
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	400	406,276
6.25%, 8/15/28	1,165	1,221,759

		1,628,035

District Of Columbia - 2.0%
District of Columbia Tax Incr
5.25%, 12/01/26	3,070	3,442,483

Florida - 2.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,500	2,354,075
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	935	952,372
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	360	115,168
Series 02B
6.625%, 5/01/33 (c)(d)	150	47,993
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	200	179,754
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,215	932,913

		4,582,275

Guam - 0.3%
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25 (Prerefunded/ETM)	500	491,105

Illinois - 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	545	448,813

New York - 0.6%
New York NY GO
Series 06
5.00%, 6/01/22	950	1,003,162

Ohio - 2.1%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,281,880
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	443,560

		3,725,440

Pennsylvania - 1.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	420	373,817
Delaware River Toll Brdg Auth PA
Series 03
5.00%, 7/01/28	1,625	1,650,415

		2,024,232

Puerto Rico - 6.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	928,908
Series 08WW
5.375%, 7/01/23	2,165	2,231,141
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	513,000
Series 04A
5.25%, 7/01/19	710	712,804
Series 06A
5.25%, 7/01/22	500	493,245
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Prerefunded/ETM)	2,355	2,674,927
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,371,321
5.125%, 12/01/27	305	307,260
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,229,999

		10,462,605

Texas - 2.8%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	905	885,660
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,450	2,558,854
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	1,300	1,399,138

		4,843,652

Virginia - 0.6%
Broad Street CDA VA
Series 03
7.50%, 6/01/33	1,200	1,071,048

Total Long-Term Municipal Bonds (cost $161,178,504)		162,892,880

Short-Term Municipal Notes - 5.2%
New Jersey - 3.7%
New Jersey EDA (NUI Corporation Proj)
0.21%, 6/01/26 (e)	700	700,000
New Jersey EDA (School Const Prog)
0.20%, 9/01/31 (e)	1,100	1,100,000
0.21%, 9/01/31 (e)	700	700,000
New Jersey GO
Series 2005
0.18%, 10/01/22 (e)	800	800,000
New Jersey Hlth Care Fac Fin Auth (Robert Wood Johnson Univ Hosp)
0.17%, 7/01/23 (e)	1,455	1,455,000
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp)
0.17%, 7/01/36 (e)	1,000	1,000,000
New Jersey Hlth Care Fac Fin Auth (Virtua Health)
Series 2009C
0.20%, 7/01/43 (e)	800	800,000

		6,555,000

New York - 1.5%
Port Authority of NY & NJ
0.22%, 6/01/20 (e)	2,600	2,600,000

Total Short-Term Municipal Notes (cost $9,155,000)		9,155,000

Total Investments - 98.6%
(cost $170,333,504) (f)		172,047,880
Other assets less liabilities - 1.4%		2,373,857

Net Assets - 100.0%		$174,421,737

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$301,469

(a)	Variable rate coupon, rate shown as of December 31, 2009.
(b)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,974,934 and gross unrealized depreciation of investments was $(4,260,558), resulting in net unrealized appreciation of $1,714,376.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2009, the Portfolio held 45.1% of net assets in insured bonds (of this amount 22.4% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDC	-	Community Development Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II - New Jersey Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$162,892,880	$—	$162,892,880
Short-Term Municipal Notes	—	9,155,000	—	9,155,000

Total Investments in Securities	—	172,047,880	—	172,047,880
Other Financial Instruments*:
Assets	—	301,469	—	301,469
Liabilities	—	—	—	—

Total	$—	$172,349,349	$—	$172,349,349

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II - Ohio Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 94.9%
Ohio - 79.9%
Akron OH GO
NPFGC Series 02
5.00%, 12/01/23	$1,000	$1,033,210
Brookville OH Local SD GO
FSA Series 03
5.00%, 12/01/26 (Prerefunded/ETM)	2,000	2,288,080
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22 - 12/01/23	2,150	2,151,574
Central OH Solid Wst Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,173,258
Cincinnati OH Tech College
AMBAC Series 02
5.00%, 10/01/28	5,000	4,588,250
Cleveland OH GO
AMBAC Series 04
5.25%, 12/01/24 (Prerefunded/ETM)	1,200	1,403,868
NPFGC Series 02
5.25%, 12/01/27 (Prerefunded/ETM)	4,380	4,923,295
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,259,307
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,704,850
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,734,900
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	443,560
Columbus OH SD GO
FGIC Series 03
5.00%, 12/01/24 - 12/01/25 (Prerefunded/ETM)	4,730	5,342,724
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,842,767

Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton)
Series 00
7.50%, 1/01/30	1,900	1,920,881
Cuyahoga Cnty OH MFHR (Longwood Apts)
Series 01
5.60%, 1/20/43	3,620	3,642,951
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	2,000	2,001,800
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,656,085
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,303,539
Dayton OH SD COP
Series 03
6.00%, 12/01/19 - 12/01/21	3,040	3,216,759
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/19	1,340	1,420,494
Dublin OH SD GO
FSA Series 03
5.00%, 12/01/22	1,500	1,598,850
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
Series 02A
5.625%, 8/15/32	1,500	1,375,335
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/24	1,000	899,790
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	781,242
5.80%, 5/20/44	1,150	1,174,794
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax)
NPFGC Series 04
5.00%, 12/01/24	1,350	1,389,514
Grove City OH AD (Pinnacle Club AD)
Series A
6.00%, 12/01/22	1,885	1,553,183
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,367,998
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	2,660	2,670,081
5.25%, 12/01/32 (Prerefunded/ETM)	9,425	9,838,192

Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,045,650
Lucas Cnty OH Hlth Fac MFHR (Altenheim Proj)
Series 99
5.50%, 7/20/40	3,200	3,236,096
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/22 - 12/01/23 (Prerefunded/ETM)	2,665	3,086,496
Oak Hills OH Local SD GO
FSA Series 05
5.00%, 12/01/25	1,000	1,071,070
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
FSA Series 05A
5.00%, 4/01/24	1,500	1,588,305
NPFGC Series 04A
5.00%, 4/01/22	2,975	3,133,538
Ohio GO
Series 04A
5.00%, 6/15/22	3,000	3,218,010
Ohio HFA SFMR (Ohio HFA)
Series 02
5.375%, 9/01/33	1,380	1,360,997
Series 02-A2
5.60%, 9/01/34	140	140,073
Series 02-A3
5.50%, 9/01/34	735	735,044
Ohio Hgr Edl Fac Commn (Denison Univ)
Series 04
5.00%, 11/01/21 - 11/01/24	3,440	3,620,511
Ohio State Univ
NPFGC Series 04
5.00%, 12/01/22	1,950	2,013,629
Ohio Swr & Solid Wst Fac (Anheuser-Busch Companies, Inc.)
Series 01
5.50%, 11/01/35	3,000	2,887,770
Ohio Wtr Dev Auth (Anheuser-Busch Companies, Inc.)
Series 99
6.00%, 8/01/38 (a)	2,250	2,250,068
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/24 (Prerefunded/ETM)	1,600	1,833,760
Riversouth Auth OH
Series 04A
5.25%, 12/01/21 - 12/01/22	2,000	2,108,180

Series 05A
5.00%, 12/01/24	3,590	3,782,747
Steubenville OH Hosp
Series 00
6.50%, 10/01/30 (Prerefunded/ETM)	2,500	2,613,300
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/23	2,940	3,065,656
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,611,850
Toledo-Lucas Cnty OH Port Auth (Crocker Park Proj)
Series 03
5.375%, 12/01/35	2,000	1,639,760
Toledo-Lucas Cnty OH Port Auth (CSX Corporation, Inc.)
Series 92
6.45%, 12/15/21	1,270	1,408,659
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,654,209
Youngstown OH GO
FSA
5.00%, 12/01/25	2,155	2,278,503

		127,085,012

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	300	227,025

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	600	642,084
California GO
5.25%, 4/01/29	5	4,893

		646,977

Florida - 2.2%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	200	200,132
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,883,260
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	915	932,001

Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	340	108,769
Series 02B
6.625%, 5/01/33 (b)(c)	150	47,993
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	290	260,643

		3,432,798

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	434,995

Illinois - 0.8%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest)
Series 03
6.625%, 3/01/33	965	747,180
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	559	460,342

		1,207,522

Pennsylvania - 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	425	378,267

Puerto Rico - 11.0%
Children’s Trust Fd Puerto Rico
Series 00
6.00%, 7/01/26 (Prerefunded/ETM)	4,000	4,110,480
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18 - 7/01/19	6,370	6,269,074
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,569,443
5.375%, 7/01/24	1,030	1,057,151
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	513,000
Series 06A
5.25%, 7/01/22	500	493,245
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	510,990
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	377,779

Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series 05A
5.25%, 8/01/23	375	368,561
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,295,676

		17,565,399

Total Long-Term Municipal Bonds (cost $149,011,836)		150,977,995

Short-Term Municipal Notes - 4.5%
Ohio - 0.4%
Allen Cnty OH Hosp (Catholic Healthcare Partners)
0.20%, 10/01/31 (d)	700	700,000

Alaska - 0.1%
Valdez AK Marine Terminal (BP Amoco)
Series 03A
0.18%, 6/01/37 (d)	200	200,000

California - 0.2%
California Infra & Eco Dev Bk (Pacific Gas & Electric Co.)
Series 2009 B
0.21%, 11/01/26 (d)	300	300,000

Colorado - 1.1%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 9/01/35 (d)	1,400	1,400,000
Series A-9
0.26%, 9/01/36 (d)	300	300,000

		1,700,000

Florida - 0.4%
Jacksonville FL Hlth Facs Auth (Baptist Hospitals)
0.26%, 8/15/27 (d)	700	700,000

Mississippi - 0.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 F
0.18%, 12/01/30 (d)	300	300,000

Nevada - 0.2%
Reno (Retral-Reno Transp Rail Access Corridor Proj)
0.26%, 6/01/42 (d)	300	300,000

New Jersey - 1.4%
New Jersey EDA (NUI Corporation Proj)
0.21%, 6/01/26 (d)	2,200	2,200,000

Pennsylvania - 0.3%
Lancaster Cnty PA Hosp Auth (Lancaster Area Swr Auth PA)
Series 2008
0.30%, 7/01/41 (d)	400	400,000

Texas - 0.2%
Houston TX Hgr Ed Fin Corp. (Rice University)
0.21%, 5/15/48 (d)	400	400,000

Total Short-Term Municipal Notes (cost $7,200,000)		7,200,000

Total Investments - 99.4% (cost $156,211,836) (e)		158,177,995
Other assets less liabilities - 0.6%		989,051

Net Assets - 100.0%		$159,167,046

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/01/16	SIFMA	*	4.071%	$344,454

(a)	Variable rate coupon, rate shown as of December 31, 2009.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,138,018 and gross unrealized depreciation of investments was $(3,171,859), resulting in net unrealized appreciation of $1,966,159.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2009, the Portfolio held 51.0% of net assets in insured bonds (of this amount 35.3% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II - Ohio Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$150,977,995	$—	$150,977,995
Short-Term Municipal Notes	—	7,200,000	—	7,200,000

Total Investments in Securities	—	158,177,995	—	158,177,995

Other Financial Instruments*:
Assets	—	344,454	—	344,454
Liabilities	—	—	—	—

Total	$—	$158,522,449	$—	$158,522,449

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II - Pennsylvania Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.8%
Pennsylvania - 76.5%
Allegheny Cnty PA Hgr Ed Auth (Thiel College)
ACA Series 99A
5.375%, 11/15/19 - 11/15/29	$2,500	$2,160,725
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	200	148,644
Series 07A
5.00%, 11/15/17	800	712,032
Allegheny Cnty PA IDA
Series 01
6.60%, 9/01/31 (Prerefunded/ETM)	1,540	1,681,526
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	445,345
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,274,340
Allegheny Cnty PA San Auth (Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	7,490	7,721,066
Bethel Park PA SD GO
5.00%, 8/01/29	2,600	2,698,046
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/26 (Prerefunded/ETM)	1,625	1,856,936
Chester Upland SD PA GO
4.30%, 5/15/14	1,705	1,717,532
Coatesville PA SD GO
FSA
5.00%, 8/01/23	6,500	7,004,335
Delaware Cnty PA Hgr Ed Auth (Eastern College)
Series 99
5.625%, 10/01/28	2,500	2,143,925
Ephrata Area SD PA GO
FGIC Series 05
5.00%, 3/01/22 (Prerefunded/ETM)	1,000	1,162,660
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/22	1,330	1,378,119
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	4,400	4,395,512
Lycoming Cnty PA Auth (College of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	2,020,792

Mckean Cnty PA Hosp Auth (Bradford Hospital)
ACA
5.00%, 10/01/17	1,205	1,044,518
Meadville PA GO
XLCA
5.00%, 10/01/25	3,080	3,196,301
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	3,000	2,962,470
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	926,786
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	2,085	1,793,267
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 01A
6.375%, 11/01/41	3,000	3,039,210
Pennsylvania Hgr Ed Fac Auth (Dickinson College)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	978,780
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Svcs)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,096,440
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
Series 08A
5.50%, 7/01/23	1,060	1,141,821
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,344,640
Philadelphia PA IDA
FSA Series 01B
5.25%, 10/01/30 (Prerefunded/ETM)	8,000	8,714,720
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	350	280,343
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.82%, 4/26/14 (a)	2,000	1,950,300
Philadelphia PA Parking Auth
Series 2009
5.00%, 9/01/26	2,725	2,731,513
Philadelphia PA SD GO
FSA Series 03
5.25%, 6/01/26 (Prerefunded/ETM)	5,000	5,689,300
Pittsburgh PA GO
FSA Series 06C
5.25%, 9/01/17	5,000	5,325,600
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,342,105
Pittsburgh PA Ur Redev Auth SFMR
Series 97A
6.25%, 10/01/28	745	746,460
Potter Cnty PA Hosp Auth (Charles Cole Memorial Hospital)
RADIAN Series 96
6.05%, 8/01/24	4,340	4,053,126
South Central Gen Auth PA
NPFGC Series 01
5.25%, 5/15/31 (Prerefunded/ETM)	4,200	4,481,823

South Central Gen Auth PA (Hanover Hospital)
RADIAN
5.00%, 12/01/25	1,570	1,392,747
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,069,712
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	3,370	2,531,578
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	498,617

		102,853,712

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	265	200,539

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	520	556,473

District Of Columbia - 2.2%
District of Columbia Tax Incr
5.25%, 12/01/26	2,625	2,943,491

Florida - 3.3%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	400	400,264
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,883,260
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	990	1,008,394
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	300	95,973
Series 02B
6.625%, 5/01/33 (b)(c)	125	39,994
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	300	269,631
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	880	675,690

		4,373,206

Guam - 0.7%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23 (Prerefunded/ETM)	500	503,325
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25 (Prerefunded/ETM)	500	491,105

		994,430

Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest)
Series 03
6.625%, 3/01/33	1,000	774,280

Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	459	377,991

		1,152,271

Puerto Rico - 10.5%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	804,960
5.375%, 7/01/24	1,530	1,570,331
Puerto Rico GO
5.25%, 7/01/23	500	491,470
Series 01A
5.50%, 7/01/19	500	513,000
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	180	181,334
Puerto Rico Hwy & Trnsp Auth
FSA
5.00%, 7/01/27 (Prerefunded/ETM)	2,260	2,496,735
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	3,195	3,352,354
FGIC Series 03G
5.25%, 7/01/14	3,335	3,460,596
Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series 05A
5.25%, 8/01/23	300	294,849
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	345	346,045
Univ of Puerto Rico
5.00%, 6/01/22	655	628,643

		14,140,317

Texas - 1.5%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	845	826,942
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	1,080	1,162,361

		1,989,303

Virgin Islands - 2.0%
Virgin Islands Pub Fin Auth (Virgin Islands PFA Gr Receipts)
FSA Series 03
5.00%, 10/01/13 - 10/01/14	675	728,936
5.25%, 10/01/15 - 10/01/17	1,840	1,946,496

		2,675,432

Washington - 0.7%
Washington St GO
FSA
5.00%, 7/01/28	920	974,667

Total Investments - 98.8%
(cost $132,866,095) (d)		132,853,841
Other assets less liabilities - 1.2%		1,676,668

Net Assets - 100.0%		$134,530,509

(a)	Private Placement
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,669,653 and gross unrealized depreciation of investments was $(3,681,907), resulting in net unrealized depreciation of $(12,254).

As of December 31, 2009, the Portfolio held 63.4% of net assets in insured bonds (of this amount 29.2% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds). 24.4% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II - Pennsylvania Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$132,853,841	$—	$132,853,841
Short-Term Municipal Notes	—	—	—	—

Total Investments in Securities	—	132,853,841	—	132,853,841
Other Financial Instruments*	—	—	—	—

Total	$—	$132,853,841	$—	$132,853,841

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II - Virginia Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 93.4%
Virginia - 74.3%
Albemarle Cnty VA IDA Ed Fac (The Covenant School)
Series 01A
7.75%, 7/15/32	$4,260	$4,266,262
Arlington Cnty VA IDA
Series 01
5.25%, 7/01/31 (Prerefunded/ETM)	5,900	6,351,822
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	1,550	1,569,313
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	200	199,906
Broad Street CDA VA
Series 03
7.50%, 6/01/33	1,500	1,338,810
Celebrate Virginia North CDA VA
Series 03B
6.60%, 3/01/25	1,249	1,063,786
Chesterfield Cnty VA IDA (Virginia Elec & Pwr Company)
Series 02
5.875%, 6/01/17	1,000	1,040,370
Chesterfield Cnty VA IDA PCR (Virginia Elec & Pwr Company)
Series 02
5.875%, 6/01/17	2,800	2,913,036
Dinwiddie Cnty VA IDA (Dinwiddie Cnty VA Lease)
NPFGC Series 04B
5.00%, 2/15/24	3,200	3,276,128
Dulles Town Ctr CDA VA
Series 98
6.25%, 3/01/26	1,950	1,823,893
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	951,920
Fairfax Cnty VA IDA (Fairfax Cnty VA COP)
5.00%, 5/15/25	1,000	1,033,160

Fairfax Cnty VA Wtr Auth
Series 02
5.00%, 4/01/32	3,380	3,458,686
Gtr Richmond Conv Ctr Auth VA
Series 00
6.25%, 6/15/32 (Prerefunded/ETM)	3,000	3,109,230
Hampton VA Conv Ctr Lease
AMBAC Series 02
5.00%, 1/15/35	5,150	5,171,424
Hampton VA GO
NPFGC
5.00%, 1/15/20	6,105	6,822,338
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,333,022
Harrisonburg VA IDA
AMBAC
5.00%, 8/15/24	2,100	1,973,286
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22 - 8/15/25	5,750	5,471,080
Harrisonburg VA Redev & Hsg Auth (Greens of Salem Run Apts)
FSA Series 97
6.30%, 4/01/29	1,110	1,112,153
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,114,670
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,302,889
Series 2009
5.00%, 5/01/27	1,200	1,326,948
Isle Wight Cnty VA GO
6.00%, 7/01/27	3,500	4,035,430
James City Cnty VA EDA (James City Cnty VA Lease)
FSA
5.00%, 6/15/22	4,385	4,785,526
James City Cnty VA Swr (Anheuser-Busch Companies, Inc.)
Series 97
6.00%, 4/01/32	4,200	4,202,352
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,090,380
New Port CDA VA
5.50%, 9/01/26	1,000	490,100
Newport News VA IDA MFHR (Mennowood Apts)
Series 96A
6.25%, 8/01/36	2,580	2,581,909

Newport News VA IDA MFHR
(Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,894,363
5.65%, 3/20/44	1,660	1,676,401
Norfolk VA Arpt Auth (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	975	797,024
Norfolk VA Arpt Auth (Norfolk VA Intl Airport)
NPFGC-RE Series 01B
5.30%, 7/01/25	10,000	9,968,500
Norfolk VA GO
5.00%, 4/01/21	7,800	8,599,500
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/25	1,500	1,539,030
Prince William Cnty VA IDA (Woodwind Gables Apt)
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,469,731
Reynolds Crossing CDA VA
5.10%, 3/01/21	2,150	1,938,634
Richmond VA GO
5.00%, 1/15/28	1,000	1,081,420
Series 2009A
5.00%, 7/15/27	1,400	1,528,520
Richmond VA GO (Richmond, VA)
FSA Series 05A
5.00%, 7/15/22	2,500	2,724,900
Suffolk VA GO
NPFGC
5.00%, 2/01/20	3,000	3,343,170
Upper Occoquan Swr Auth VA
FSA
5.00%, 7/01/25	2,500	2,690,875
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts)
Series 02
5.40%, 4/01/44	2,900	2,939,150
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,100,440
Virginia Biotech Rsch Park Auth
Series 01
5.00%, 9/01/21 (Prerefunded/ETM)	4,170	4,476,287
Virginia College Bldg Auth
5.00%, 9/01/16 (Prerefunded/ETM)	220	256,256
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,048,780

Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,347,364
Series 05A
5.00%, 9/01/17	5,890	6,575,949
Virginia HDA SFMR (Virginia HDA)
Series 01D
5.40%, 6/01/24	3,155	3,167,904
Series 02B
5.50%, 4/01/27	5,000	5,013,750
Series 99
5.95%, 2/01/23	5,525	5,528,039
Virginia Port Auth (Virginia Lease Port Fund)
Series 02
5.00%, 7/01/27	1,000	1,005,970
5.125%, 7/01/24	4,000	4,086,400
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/27	2,500	2,774,325
Series 2009
5.00%, 10/01/25	5,845	6,562,824
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	680,287
Watkins Centre CDA VA
5.40%, 3/01/20	600	575,070

		175,600,692

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	355	268,646

California - 1.6%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	880	941,723
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	660	670,356
6.25%, 8/15/28	1,910	2,003,055

		3,615,134

District Of Columbia - 3.2%
District of Columbia Tax Incr
5.25%, 12/01/26	3,860	4,328,334
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,301,050

		7,629,384

Florida - 0.1%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(b)	415	132,762

Series 02B
6.625%, 5/01/33 (a)(b)	180	57,591

		190,353

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	434,995

Illinois - 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	459	377,991

New York - 1.7%
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,187,955
Series 2007
5.00%, 1/01/23	2,700	2,851,335

		4,039,290

Puerto Rico - 9.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	812,472
NPFGC
5.50%, 7/01/17	5,000	5,400,450
Puerto Rico GO
5.50%, 8/01/28	3,000	3,145,440
Series 01A
5.50%, 7/01/19	500	513,000
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	510,990
Puerto Rico HFA MFHR
5.00%, 12/01/20	1,580	1,624,998
5.00%, 12/01/20 (Prerefunded/ETM)	3,290	3,736,947
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	290	292,149
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	1,760	1,846,680
FGIC Series 03G
5.25%, 7/01/14	1,840	1,909,295
Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series 05A
5.25%, 8/01/23	340	334,162
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,669,982

		21,796,565

Texas - 2.2%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	3,310	3,457,063
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	1,665	1,791,973

		5,249,036

Washington - 0.6%
Washington St GO
FSA
5.00%, 7/01/28	1,335	1,414,326

Total Long-Term Municipal Bonds (cost $216,922,121)		220,616,412

Short-Term Municipal Notes - 5.4%
Virginia - 0.3%
Norfolk VA Redev & Hsg Auth (Old Dominion Univ Real Estate Fndtn)
Series 2008
0.26%, 8/01/31 - 8/01/33 (c)	700	700,000

Colorado - 4.3%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 7/01/29 - 5/01/38 (c)	4,800	4,800,000
0.26%, 5/01/38 (c)	700	700,000
Series A-5
0.23%, 4/01/34 (c)	300	300,000
Series A-9
0.26%, 9/01/36 (c)	1,675	1,675,000
Series D
0.23%, 10/01/38 (c)	1,800	1,800,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.26%, 10/01/38 (c)	300	300,000
Colorado Hlth Fac Auth (Exempla, Inc.)
0.20%, 1/01/39 (c)	500	500,000

		10,075,000

Florida - 0.4%
Lee Memorial Hlth Sys FL
0.23%, 4/01/33 (c)	400	400,000
Orange Cnty FL Sch Brd COP
Series 2008E
0.21%, 8/01/22 (c)	500	500,000

		900,000

Texas - 0.1%
Harris Cnty TX Cult Ed Fac Fin Corp. (YMCA of Grtr Houston Area)
Series 2008C
0.23%, 6/01/38 (c)	300	300,000

West Virginia - 0.3%
West Virginia Hosp Fin Auth (West Virginia United Hlth Sys)
Series 2008 B
0.23%, 6/01/41 (c)	800	800,000

Total Short-Term Municipal Notes (cost $12,775,000)		12,775,000

Total Investments - 98.8% (cost $229,697,121) (d)		233,391,412
Other assets less liabilities - 1.2%		2,860,779

Net Assets - 100.0%		$236,252,191

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/01/17	SIFMA	*	3.792%	$516,348

(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,172,956 and gross unrealized depreciation of investments was $(3,478,665), resulting in net unrealized appreciation of $3,694,291.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2009, the Portfolio held 26.2% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II - Virginia Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$220,616,412	$—	$220,616,412
Short-Term Municipal Notes	—	12,775,000	—	12,775,000

Total Investments in Securities	—	233,391,412	—	233,391,412
Other Financial Instruments*:
Assets	—	516,348	—	516,348
Liabilities	—	—	—	—

Total	$—	$233,907,760	$—	$233,907,760

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 19, 2010